Certain risks and concentration	12 Months Ended
Dec. 31, 2019
Certain risks and concentration
Certain risks and concentration

27.          Certain risks and concentration

PRC regulations

Current PRC laws and regulations place certain restrictions on foreign ownership of companies that engage in internet businesses, including the provision of online video and online advertising services. Specifically, foreign ownership in an internet content provider or other value-added telecommunication service providers may not exceed 50%. The Group conducts its operations in China principally through contractual arrangements among Giganology Shenzhen, its wholly-owned PRC subsidiary, and Shenzhen Xunlei and its shareholders. Shenzhen Xunlei holds the licenses and permits necessary to conduct its resource discovery network, online advertising, online games and related businesses in China and hold various operating subsidiaries that conduct a majority of its operations in China. The Company conducts all of its operations in China through, Shenzhen Xunlei, a variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. If the Company had direct ownership of Shenzhen Xunlei, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of Shenzhen Xunlei, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on Shenzhen Xunlei and its shareholders’ performance of their contractual obligations to exercise effective control. In addition, its operating contract with Shenzhen Xunlei has a term of ten years, which is subject to Giganology Shenzhen’s unilateral termination right. None of Shenzhen Xunlei or its shareholders may terminate the contracts prior to the expiration date.

Further, the Group believes that the contractual arrangements among Giganology Shenzhen, Shenzhen Xunlei and its shareholders are in compliance with PRC law and are legally enforceable. However, the Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC. The PRC government may also require the Company to restructure the Group’s operations entirely if it finds that its contractual arrangements do not comply with applicable laws and regulations. Furthermore, it could revoke the Group’s business and operating licenses, require it to discontinue or restrict its operations, restrict its right to collect revenues, block its website, require it to restructure its operations, impose additional conditions or requirements with which the Group may not be able to comply, or take other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Giganology Shenzhen or Shenzhen Xunlei.

The aggregate loss and distributable reserve of VIE and VIE’s subsidiaries amounted to approximately USD 67,747,000 and USD 119,097,000 respectively as of December 31, 2018 and 2019, which has been included in the consolidated financial statements.

As stated above, Shenzhen Xunlei holds assets that are important to the operation of the Group’s business, including patents for proprietary technology, related domain names and trademarks. If Shenzhen Xunlei or its subsidiaries falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct its business activities in China, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of Shenzhen Xunlei and its subsidiaries.

Shenzhen Xunlei and its subsidiaries’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include intangible assets, purchased property and equipment. The balances of these assets held by the VIE and its subsidiaries are included in “property and equipment, net” and “intangible assets, net” in the consolidated balance sheet and specifically in the VIE table on the following page. The unrecognized revenue-producing assets mainly consist of license, patents, trademarks, and domain names which are not recorded in the financial statement as they did not meet the recognition criteria set in ASC 350‑30‑25. The licenses stated above primarily consist of licenses that grant the VIE and its subsidiaries the right to produce and broadcast internet, radio, and television programs. One of them is the ICP licenses as described in note 1.

As of December 31, 2019, Shenzhen Xunlei and its subsidiaries held patents granted in the PRC and in the United States.Presently, patent applications are being examined by the State Intellectual Property Office of the PRC.

As of December 31, 2019, Shenzhen Xunlei and its subsidiaries have applied to register trademarks, of which the Company has received registered trademarks in different applicable trademark categories including registered with World Intellectual Property Organization.

The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2018	2019
Current assets:
Cash and cash equivalents	47,695	34,847
Short-term investments	10,272	292
Accounts receivable, net	20,168	30,686
Due from related parties	1,123	1,644
Inventories	12,332	5,330
Prepayments and other current assets	14,518	20,747
Total current assets	106,108	93,546
Non-current assets:
Equity method investments	18,325	5,337
Deferred tax assets	5,033	985
Property and equipment, net	14,604	19,956
Construction in progress	6,775	18,461
Intangible assets, net	9,991	9,426
Goodwill	20,717	20,382
Other long-term prepayments	593	313
Right-of-use assets	—	8,619
Retricted cash	—	2,983
Total non-current assets	76,038	86,462
Total assets	182,146	180,008
Current liabilities:
Accounts payable (note a)	48,276	45,162
Due to a related party	298	2
Contract liabilities and deferred income, current portion	29,794	31,988
Income tax payable	2,437	2,436
Accrued liabilities and other payables (note b)	158,288	191,406
Held-for-sale liabilities	3,309	—
Lease liabilities, current portion	—	4,621
Total current liabilities	242,402	275,615
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	1,850	1,223
Deferred tax liabilities	1,366	1,179
Lease liabilities, non-current portion	—	4,073
Bank borrowings	—	11,324
Total non-current liabilities	3,216	17,799
Total liabilities	245,618	293,414

Note a:   The balance included inter-companies balances with the Company and its subsidiaries of USD 25,703,000 and USD 19,875,000 as of December 31, 2018 and 2019, respectively.

Note b:   The balance included inter-companies balances with the Company and its subsidiaries of USD 118,259,000 and USD 152,904,000 as of December 31, 2018 and 2019, respectively.

	Years ended December 31,
(In thousands)	2017	2018	2019
Net revenue from continuing operations	200,591	231,616	177,520
Net loss attributable to Xunlei Limited	(49,339)	(40,728)	(56,328)

	Years ended December 31,
(In thousands)	2017	2018	2019
Net cash (used in)/provided by operating activities	(6,992)	7,548	(16,047)
Net cash provided by/(used in) investing activities	13,463	(7,925)	(5,001)
Net cash provided by financing activities	1,180	2,096	11,707
	7,651	1,719	(9,341)

Foreign exchange risk

The Group’s financing activities are denominated mainly in USD. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC and exchange of foreign currencies into the RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The revenues and expenses of the Company’s subsidiaries, consolidated VIE and its subsidiaries are generally denominated in RMB and their assets and liabilities are denominated in RMB.

Concentration of customer risk

The top 10 customers accounted for 27%,  23% and 31% of the net revenues for the years ended December 31, 2017, 2018 and 2019, respectively.

Credit risk

As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents were held at reputable financial institutions in the jurisdictions where the Group and its subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality. The Group has not experienced any losses on its deposits of cash and cash equivalents.

Prior to entering into sales agreements, the Group performs credit assessments of its customers to assess their credit history. Further, the Group has not experienced any significant bad debts with respect to its accounts receivable for the years ended December 31, 2017 and 2019, the addition of allowance for doubtful accounts for the year ended December 31, 2018 was mainly arisen from the cloud computing service to a customer.

Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, VIE and VIE’s subsidiaries in China only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, VIE and VIE’s subsidiaries in China are required to make certain appropriation of net after-tax profits or increase in net assets to the statutory surplus fund (see note 2(bb)) prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the Company’s subsidiaries, VIE and VIE’s subsidiaries in China are restricted in their ability to transfer their net assets to the Company in terms of cash dividends, loans or advances, which restricted portion amounted to USD 144,433,000 and USD 245,918,000 as of December 31, 2018 and 2019, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIE and VIE’s subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the Company’s subsidiaries, VIE and a VIE’s subsidiaries in China due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends to make distributions to shareholders.